Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2045 Portfolio℠
September 30, 2025
VIPIFF2045-NPRT3-1125
1.9909106.102
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	84	787
Fidelity International Bond Index Fund (a)	419	3,936
Fidelity Long-Term Treasury Bond Index Fund (a)	52,725	496,673
TOTAL BOND FUNDS (Cost $503,625)		501,396

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Investor Class (a)	10,918	716,986
VIP Equity Income Portfolio - Investor Class (a)	19,426	581,046
VIP Growth & Income Portfolio - Investor Class (a)	22,708	798,863
VIP Growth Portfolio - Investor Class (a)	11,012	1,189,038
VIP Mid Cap Portfolio - Investor Class (a)	4,806	182,947
VIP Value Portfolio - Investor Class (a)	20,842	405,373
VIP Value Strategies Portfolio - Investor Class (a)	12,928	200,897
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,535,502)		4,075,150

International Equity Funds - 40.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	64,243	978,413
VIP Overseas Portfolio - Investor Class (a)	74,544	2,245,268
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,699,485)		3,223,681

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $109,794)	3.95	109,794	109,794

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,848,406)	7,910,021
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	7,910,021

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	867	94	7	-	14	787	84
Fidelity International Bond Index Fund	46,726	10,160	53,305	-	(376)	731	3,936	419
Fidelity Long-Term Treasury Bond Index Fund	308,037	280,248	104,116	10,932	(1,561)	14,065	496,673	52,725
VIP Contrafund Portfolio - Investor Class	420,445	324,557	108,374	13,729	693	79,665	716,986	10,918
VIP Emerging Markets Portfolio - Investor Class	609,567	463,889	316,560	-	4,058	217,459	978,413	64,243
VIP Equity Income Portfolio - Investor Class	343,077	252,806	71,773	2,710	(155)	57,091	581,046	19,426
VIP Government Money Market Portfolio - Investor Class	-	176,474	66,680	1,920	-	-	109,794	109,794
VIP Growth & Income Portfolio - Investor Class	470,706	336,486	101,050	4,929	1,307	91,414	798,863	22,708
VIP Growth Portfolio - Investor Class	696,798	549,397	179,273	8,742	(3,172)	125,288	1,189,038	11,012
VIP Investment Grade Bond II Portfolio - Investor Class	-	8,762	8,835	-	73	-	-	-
VIP Mid Cap Portfolio - Investor Class	108,011	89,035	20,697	5,103	(944)	7,542	182,947	4,806
VIP Overseas Portfolio - Investor Class	1,296,019	1,010,631	335,930	15,346	(84)	274,632	2,245,268	74,544
VIP Value Portfolio - Investor Class	241,074	195,249	44,768	9,875	(1,132)	14,950	405,373	20,842
VIP Value Strategies Portfolio - Investor Class	119,822	95,844	20,796	2,375	(1,474)	7,501	200,897	12,928
	4,660,282	3,794,405	1,432,251	75,668	(2,767)	890,352	7,910,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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